Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
(22)	Segment Reporting

As of December 31, 2019, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for P&C insurance products and life insurance products to individual clients, and (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The following table shows the Group’s operations by business segment for the years ended December 31, 2017, 2018 and 2019. Other includes revenue and expenses that are not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net revenues
Agency	3,780,217	3,143,873	3,335,397	479,100
Claims Adjusting	308,256	327,390	370,606	53,234
Total net revenues	4,088,473	3,471,263	3,706,003	532,334
Operating costs and expenses
Agency	(3,408,499)	(2,614,593)	(2,797,651)	(401,857)
Claims Adjusting	(308,321)	(316,899)	(361,474)	(51,923)
Other	(98,517)	(114,028)	(77,515)	(11,134)
Total operating costs and expenses	(3,815,337)	(3,045,520)	(3,236,640)	(464,914)
Income (loss) from operations
Agency	371,718	529,280	537,746	77,243
Claims Adjusting	(65)	10,491	9,132	1,311
Other	(98,517)	(114,028)	(77,515)	(11,134)
Income (loss) from operations	273,136	425,743	469,363	67,420

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Segment assets
Agency	816,596	1,133,121	162,763
Claims Adjusting	266,077	276,885	39,772
Other	2,783,938	2,030,837	291,711
Total assets	3,866,611	3,440,843	494,246

Substantially all of the Group’s revenues for the three years ended December 31, 2017, 2018 and 2019 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.